COMMITMENT AND CONTINGENCIES (Details Narrative) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual commitment	¥ 2,025,870	¥ 900,829